UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Alabama — 2.3%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$465	$470,812
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 7.00%, 10/01/51	1,115	1,350,176
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	655	777,734

		2,598,722

Alaska — 0.9%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	575	575,150
5.00%, 6/01/46	530	434,515

		1,009,665

Arizona — 1.1%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,000	1,207,890

California — 8.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	720	861,026
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,010	1,223,352
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	400	473,492
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	45	50,912
5.25%, 8/15/49	115	129,364
California Pollution Control Financing Authority, RB (b):
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	390	404,457
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45	475	521,189

Municipal Bonds	Par (000)	Value

California (concluded)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	$1,875	$2,158,556
5.25%, 5/15/39	250	288,525
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	110	131,537
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 0.00%, 6/01/55 (c)	3,095	41,102
State of California, GO, Various Purposes, 6.00%, 3/01/33	800	991,136
State of California, Refunding, GO, Various Purposes, 6.50%, 4/01/33	650	801,625
State of California Public Works Board, LRB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	915	1,098,933
Various Capital Projects, Series I, 5.00%, 11/01/38	240	280,320
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	375	466,343

		9,921,869

Colorado — 1.4%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	680	788,311
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax, 5.50%, 12/01/37	440	447,418
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	320	374,704

		1,610,433

Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	820	944,197

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Delaware (concluded)
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$1,210	$1,337,486

		2,281,683

District of Columbia — 3.4%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	690	756,068
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.50%, 5/15/33	1,340	1,722,583
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	160	181,133
5.25%, 10/01/44	1,000	1,139,980

		3,799,764

Florida — 1.9%
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	950	1,181,306
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	775	880,725

		2,062,031

Georgia — 1.6%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Series A, Northeast Georgia Health System, Inc. Project, 5.50%, 8/15/54	160	191,389
DeKalb Private Hospital Authority, Refunding RB, Children's Healthcare, 5.25%, 11/15/39	265	305,635
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	1,095	1,253,753

		1,750,777

Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	425	491,470

Municipal Bonds	Par (000)	Value

Illinois — 23.1%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	$1,500	$1,774,815
Series C, 6.50%, 1/01/41	1,855	2,270,019
City of Chicago Illinois, GO, Refunding, Project, Series A:
5.25%, 1/01/32	1,000	1,091,400
5.00%, 1/01/34	1,000	1,054,330
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	260	292,841
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	1,400	1,497,636
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	800	938,672
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	330	381,305
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,415	1,587,545
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	245	291,383
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	305	348,457
Central Dupage Health, Series B, 5.50%, 11/01/39	2,500	2,908,325
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	145	145,039
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	1,020	1,194,838
Senior, Series C, 5.00%, 1/01/37	875	1,024,161
Series A, 5.00%, 1/01/38	730	840,551
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/44 (c)	2,980	813,272
Series B (AGM), 5.00%, 6/15/50	1,280	1,380,083
Series B-2, 5.00%, 6/15/50	785	844,597

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2015	2

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Illinois (concluded)
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	$175	$209,368
6.00%, 6/01/28	940	1,125,754
State of Illinois, GO:
5.00%, 2/01/39	480	519,763
Series A, 5.00%, 4/01/35	1,000	1,082,820
Series A, 5.00%, 4/01/38	1,135	1,222,395
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	200	227,530
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	250	288,513
5.00%, 4/01/44	310	356,953

		25,712,365

Indiana — 4.5%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 2/01/38	295	315,505
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	245	303,464
7.00%, 1/01/44	1,090	1,358,293
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,020	1,201,713
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	140	153,272
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	465	508,375
Sisters of St. Francis Health Services, 5.25%, 11/01/39	270	305,786
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	350	404,667
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	400	459,308

		5,010,383

Iowa — 2.5%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	300	321,363
5.50%, 12/01/22	730	776,552
5.25%, 12/01/25	145	160,190

Municipal Bonds	Par (000)	Value

Iowa (concluded)
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	$460	$488,999
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	1,145	1,035,458

		2,782,562

Kentucky — 3.9%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	310	357,653
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24 (c)	5,000	3,677,450
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (d)	375	278,100

		4,313,203

Louisiana — 2.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,055	1,279,135
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	320	359,875
5.25%, 5/15/31	270	302,365
5.25%, 5/15/32	345	391,016
5.25%, 5/15/33	375	423,195
5.25%, 5/15/35	160	180,544

		2,936,130

Maryland — 1.9%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	135	147,327
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,124,950

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	$690	$795,411

		2,067,688

Massachusetts — 0.4%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	445	463,463

Michigan — 4.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,925	2,119,617
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	465	558,707
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	435	501,155
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	275	297,446
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	500	521,825
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,000	1,262,830

		5,261,580

Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	80	92,069
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	330	365,795

Municipal Bonds	Par (000)	Value

Missouri (concluded)
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	$80	$90,765

		548,629

Nebraska — 2.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	260	294,705
5.00%, 9/01/42	455	506,201
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	720	812,851
County of Hall Nebraska School District No. 2, GO, Grand Island Public Schools, 5.00%, 12/15/39	740	870,499

		2,484,256

Nevada — 0.8%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	880	923,305

New Jersey — 8.6%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (e)(f)	645	32,244
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.13%, 9/15/23	1,090	1,191,512
Continental Airlines, Inc. Project, 5.25%, 9/15/29	145	157,099
Private Activity Bond, The Goethals Bridge Replacement Project, 5.38%, 1/01/43	500	561,905
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	705	840,557
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	1,625	1,843,172
Series E, 5.25%, 1/01/40	1,355	1,528,386

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2015	4

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	$1,090	$1,209,551
Transportation System, Series A, 5.50%, 6/15/41	575	662,871
Transportation System, Series B, 5.25%, 6/15/36	775	867,357
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	165	191,577
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	540	542,441

		9,628,672

New York — 12.3%
City of New York New York Industrial Development Agency, ARB, AMT:
American Airlines, Inc., JFK International Airport, 7.75%, 8/01/31 (g)	3,000	3,273,690
British Airways PLC Project, 7.63%, 12/01/32	1,000	1,005,740
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Bonds, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	770	888,680
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	314	361,079
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	750	898,703
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series B-1, 5.00%, 8/01/39	500	592,600
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	385	439,870
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	1,555	1,662,964
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	105	117,589

Municipal Bonds	Par (000)	Value

New York (concluded)
New York Liberty Development Corp., Refunding RB (concluded):
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	$265	$299,076
New York State Dormitory Authority, RB, Series F, 5.00%, 3/15/35	2,145	2,158,106
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	330	344,985
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	410	488,687
6.00%, 12/01/42	395	469,627
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	700	663,397

		13,664,793

North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	440	502,128
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	185	211,923

		714,051

Ohio — 2.0%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	210	234,824
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	885	968,093

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2015	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Ohio (concluded)
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	$1,000	$1,004,060

		2,206,977

Oregon — 0.7%
State of Oregon Facilities Authority, RB, Student Housing, CHF-Ashland, Southern Oregon University Project, 5.00%, 7/01/44	715	814,056

Pennsylvania — 1.8%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	385	415,827
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	600	687,240
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	480	496,622
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	345	401,784

		2,001,473

South Carolina — 2.4%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	1,040	1,189,770
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	1,220	1,455,729

		2,645,499

Tennessee — 1.7%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	430	496,099

Municipal Bonds	Par (000)	Value

Tennessee (concluded)
County of Shelby Tennessee Health Educational & Housing Facilities Board, Refunding RB, St. Jude's Childrens Research Hospital, 5.00%, 7/01/31	$1,270	$1,340,117

		1,836,216

Texas — 12.4%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (e)(f)	730	36,500
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	680	801,047
Sub-Lien, 5.00%, 1/01/33	115	127,006
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/39	190	219,756
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	475	555,375
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	485	551,775
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	135	147,053
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	2,730	3,283,316
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	230	280,680
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	145	169,868
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 0.00%, 11/15/38 (c)	4,750	1,547,265
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (c)	4,485	1,716,544
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,270	1,527,188

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2015	6

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Texas (concluded)
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/44	$500	$575,730
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	640	225,011
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/16 (a)	1,025	1,080,165
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	500	612,455
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	275	329,906

		13,786,640

Virginia — 5.6%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/42	1,000	1,043,360
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,500	2,806,600
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	250	276,643
6.00%, 1/01/37	1,845	2,157,967

		6,284,570

Washington — 0.8%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	715	862,740

Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/31	2,000	2,147,620

Wyoming — 1.6%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	975	1,133,798

Municipal Bonds	Par (000)	Value

Wyoming (concluded)
Wyoming Municipal Power Agency, Inc., RB, Series A:
5.00%, 1/01/42	$95	$105,218
5.38%, 1/01/42	500	554,375

		1,793,391

Total Municipal Bonds — 123.5%		137,624,566

Municipal Bonds Transferred to Tender Option Bond Trusts (h)

Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	760	814,519

California — 5.3%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (i)	855	973,554
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	2,970	3,425,836
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	740	822,029
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	646,712

		5,868,131

Colorado — 1.9%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	1,210	1,297,314
Series C-7, 5.00%, 9/01/36	780	837,743

		2,135,057

Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	1,580	1,715,036

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2015	7

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

Connecticut (concluded)
Connecticut State Health & Educational Facility Authority, RB, Yale University (concluded):
Series X-3, 4.85%, 7/01/37	$1,541	$1,671,869

		3,386,905

Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	720	844,292

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (i)	645	745,678

New York — 6.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	510	597,834
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	500	587,809
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,375	3,971,801
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	2,030	2,422,886

		7,580,330

Texas — 5.1%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	780	899,847
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (i)	2,142	2,436,148
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,080	1,256,353

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

Texas (concluded)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	$975	$1,141,079

		5,733,427

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,154	1,298,588

Virginia — 1.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	1,785	2,003,463

Washington — 3.3%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	900	989,810
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/34	2,400	2,742,216

		3,732,026

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.6%		34,142,416

Total Long-Term Investments (Cost — $153,391,248) — 154.1%		171,766,981

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	1,367,145	1,367,145

Total Short-Term Securities (Cost — $1,367,145) — 1.2%		1,367,145

Total Investments (Cost — $154,758,393*) — 155.3%		173,134,126
Other Assets Less Liabilities — 0.5%		561,331
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.3%)		(19,312,754)
VMTP Shares, at Liquidation Value — (38.5%)		(42,900,000)

Net Assets Applicable to Common Shares — 100.0%		$111,482,703

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$135,784,303

Gross unrealized appreciation		$19,874,236
Gross unrealized depreciation		(1,832,963)

Net unrealized appreciation		$18,041,273

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2015	8

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Notes to Schedule of Investments
(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Variable rate security. Rate shown is as of report date.
(h)	Represent bonds transferred to a TOB in exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(i)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire from October 1, 2016 to February 15, 2031 is $4,045,248.
(j)	Represents the current yield as of report date.
(k)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at January 31, 2015	Income

FFI Institutional Tax-Exempt Fund	2,167,802	(800,657)	1,367,145	$ 419

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
CHF	Swiss Franc
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(138)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$18,060,750	$(478,751)

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2015	9

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$171,766,981	—	$171,766,981
Short-Term Securities	$1,367,145	—	—	1,367,145
Total	$1,367,145	$171,766,981	—	$173,134,126

[1]	See above Schedule of Investments for values in each state or political division.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(478,751)	—	—	$(478,751)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2015	10

Schedule of Investments (concluded)	BlackRock Strategic Municipal Trust (BSD)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$188,000	—	—	$188,000
Liabilities:
TOB trust certificates	—	$(19,308,550)	—	(19,308,550)
VMTP Shares	—	(42,900,000)	—	(42,900,000)
Total	$188,000	$(62,208,550)	—	$(62,020,550)

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2015	11

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Strategic Municipal Trust

Date: March 25, 2015